SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
MMOF Venice Parking, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Venice Beach - Lincoln Blvd.
Purpose	Parking Lot
Ownership	100.00%	100.00%
MME RE AK, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Venice Beach - Abbot Kinney
Purpose	Building
Ownership	100.00%	100.00%
MMOF RE SD, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	San Diego - Kearny Mesa
Purpose	Building
Ownership	100.00%	100.00%
MMOF RE Vegas 2, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Las Vegas - The Strip
Purpose	Building
Ownership	100.00%	100.00%
MMOF RE Fremont, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Las Vegas - Downtown Arts District
Purpose	Building
Ownership	100.00%	100.00%
MME RE BH, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Los Angeles - Beverly Hills
Purpose	Building
Ownership	100.00%	100.00%
NVGN RE Holdings, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Nevada
Purpose	Genetics R&D Facility
Ownership	100.00%	100.00%